Particulars of Employees (Details) - employee	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of additional information [Abstract]
Number of operational staff	6,417	5,405
Number of administrative staff	714	571
Number of management staff	8	8
Total	7,139	5,984